General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
Text block [abstract]
General and Administrative Expenses
18	General and administrative expenses

	2023	2022	2021
Personnel and profit-sharing (a)	(70,860)	(63,665)	(55,057)
Share Based Plans (b)	(14,967)	(14,276)	(3,670)
Profit sharing (a)	(94,640)	(79,872)	(98,970)

	(180,467)	(157,813)	(157,697)
Third party expense (c)	(33,318)	(38,836)	(38,891)
Right of use depreciation (d)	(9,686)	(10,800)	(9,812)
Depreciation and amortization (e)	(10,094)	(4,986)	(3,917)
Travel and representations	(3,928)	(4,535)	(1,271)
Condominium expenses	(3,041)	(3,315)	(2,598)
Other operating expenses (f)	(11,730)	(9,064)	(8,812)

	(252,264)	(229,349)	(222,998)

(a)	Personnel and profit-sharing
According to the profit-sharing program and based on Law 10,101 of December 19, 2000 and on objectives established at the beginning of each year, management estimated the payment of profit sharing in the amount of R$ 94,640 (R$ 79,872 in 2022 and 98,970 in 2021) for the year ended December 31, 2023.

(b)	Share-based payments
See Note 22 for more details.

(c)	Third party expense
Third party expenses are composed for accounting, advisory, information technology, marketing, and other contracted services.

(d)	Right of use depreciation
See Note 10 for more details.

(e)	Depreciation and amortization

The amount is mainly comprised by property and equipment depreciation and intangible amortization.

(f)	Other operating expenses
The amount is mainly comprised of office expenses, including energy, cleaning, maintenance and conservation, among others several expenses.